Trade Accounts Payable and Others - Schedule of Trade Accounts Payable and Others (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Trade Accounts Payable and Others [Abstract]
Trade accounts payable	R$ 60,664	R$ 103,659
Trade accounts payable – Supplier finance arrangements	4,014
Taxes payable	8,835	16,659
Dividends payable	15	32,785
Advances to customers	33,794	16,767
Other liabilities	2,793	6,160
Total current	110,115	176,029
Taxes payable	17,007	38,120
Other liabilities	6,875	8,699
Total noncurrent	R$ 23,882	R$ 46,819